Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Entity Information
Entity Registrant Name	Navios South American Logistics Inc.
Entity Central Index Key	0001506042
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	20,000